Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2011 Illinois Corporate Income Tax [Member]	Jan. 31, 2011 Minimum [Member] Illinois Corporate Income Tax [Member]	Jan. 31, 2011 Maximum [Member] Illinois Corporate Income Tax [Member]	Dec. 31, 2015 Income Tax Rate in 2015 [Member] Illinois Corporate Income Tax [Member]	Dec. 31, 2025 Income Tax Rate in 2025 [Member] Illinois Corporate Income Tax [Member]
Income Taxes [Line Items]
State corporate income tax rate	5.00%	4.00%	5.00%			7.30%	9.50%	7.75%	7.30%
Increase in current state and local tax expense benefit					$ 6
Decrease in deferred state and local income tax expense benefit					2
Reduction of uncertain tax positions				39
Estimated unrecognized tax benefits, decreases resulting from settlements with taxing authorities	$ 143